TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables
5.c. Breakdown

	12.31.2025	12.31.2024
Services and goods(1)	12,250,210	11,001,308
Interconnection amounts(1)/(2)	634,221	632,033
Vivo Pay I - FIDC	348,848	360,411
Amounts from related parties (Note 29)(1)	50,292	63,240
Gross accounts receivable	13,283,571	12,056,992
Estimated impairment losses	(2,380,452)	(2,215,251)
Net accounts receivable	10,903,119	9,841,741

Current	10,619,617	9,471,592
Non-current	283,502	370,149

(1)The consolidated include R$3,024,347 and R$2,752,975 to be billed to customers on December 31, 2025 and 2024, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
(2)Refer to billed amounts from other telecommunications operators.

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15
5.d. Changes in contractual assets

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on December 31, 2023	117,796	(24,690)	93,106
Additions	342,286	(4,787)	337,499
Write-offs	(311,114)	—	(311,114)
Balance on December 31, 2024	148,968	(29,477)	119,491
Additions	362,389	—	362,389
Write-offs / reversals	(345,775)	368	(345,407)
Balance on December 31, 2025	165,582	(29,109)	136,473

Schedule of changes in estimated losses for impairment
5.e. Changes in estimated losses for impairment

Balance on December 31, 2023	(2,437,845)
Supplement to estimated losses, net of reversal (Note 26.)	(1,523,263)
Write-off	1,750,394
Business combination - IPNET (Note 1.c.3.)	(4,537)
Balance on December 31, 2024	(2,215,251)
Supplement to estimated losses, net of reversal (Note 26.)	(1,581,337)
Write-off	1,417,791
Business combination - Samauma (Note 1.c.1)	(786)
Business combination - FiBrasil (Note 1.c.2)	(869)
Balance on December 31, 2025	(2,380,452)